RiverSource® Retirement Advisor
Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities
Updating Summary Prospectus
May 1, 2026
The Prospectus for the RiverSource Retirement Advisor Variable Annuity (the Contract), an individual flexible premium deferred combination fixed/variable annuity issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”), is available and contains more information about the Contract including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 1

2 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

Key Terms
These terms can help you understand details about your Contract.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your Contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed Account: Part of our general account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the “SEC”) in which the Subaccounts invest. May also be referred to as an underlying Fund.
Rider: You receive a rider when you purchase the EEB or MAV. The rider adds the terms of the optional benefit to your contract.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Settlement date: The date when annuity payouts are scheduled to begin.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Variable Account: Refers to the RiverSource Variable Account 10, a Separate Account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 3

Updated Information You Should Consider About the Contract

There have been no changes to the Contract during the applicable time period.

4 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
In addition to the withdrawal charge, we may reverse a purchase payment credit upon certain withdrawals within 12 months of when the purchase payment credit was applied. You may select either a seven-year or ten-year surrender charge schedule at the time of application. If you select a seven-year surrender charge schedule and you withdraw money during the first seven years from date of each purchase payment, you may be assessed a surrender charge of up to 7% of the purchase payment withdrawn. If you select a ten-year surrender charge schedule and you withdraw money during the first ten years from date of each purchase payment, you may be assessed a surrender charge of up to 8% of the purchase payment withdrawn.
For example, if you select a seven-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. If you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges and Adjustments – Transaction Expenses – Surrender Charge
Are There Transaction Charges?	No. Other than surrender charges, we do not assess any transaction charges.

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 5

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by tax qualification)	0.77%	0.97%
	Fund options (Funds fees and expenses)(2)	0.39%	2.32%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.15%	0.30%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of fund assets.
(3) As a percentage of Contract Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,234	Highest Annual Cost: $3,089
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Fund fees and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals
•No purchase payment credits

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals
•No purchase payment credits

	RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

6 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

	RISKS	Location in Statutory Prospectus
Is This a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has surrender charges, which may reduce the value of your
Contract if you withdraw money during the surrender charge period.
Surrenders may also reduce contract guarantees.
•Surrenders may also be subject to taxes and tax penalties.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Transaction Expenses – Surrender Charge
What Are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under the Fixed Account) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The Fixed Account
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks of Investing in the Contract The General Account
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the settlement date, and once per contract year after the settlement date.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments
Are There Restrictions on Contract Benefits?	Yes. Optional Death Benefit riders are available on this product.
TAXES
What Are the Contract’s Tax Implications?
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 7

	CONFLICTS OF INTEREST	Location in Statutory Prospectus
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Should I Exchange My Contract?
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

8 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

Appendix A: Investment Options Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.

The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	13.21%	4.74%	5.25%
Seeks long-term growth of capital.	AB VPS International Value Portfolio (Class B) AllianceBernstein L.P.	1.17%[2]	41.27%	10.19%	6.37%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B) AllianceBernstein L.P.	0.85%[2]	10.20%	11.15%	10.30%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein L.P.	1.20%[2]	6.02%	3.02%	9.80%
Seeks long-term total return, consisting of capital appreciation and current income.	Allspring VT Index Asset Allocation Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.00%[2]	11.48%	7.54%	8.99%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 2) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	1.16%	9.25%	(0.96%)	9.94%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III)[3] BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, subadvisers.	1.01%[2]	19.42%	5.51%	7.33%

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 9

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM Index").	Cantor Fitzgerald Commodity Return Strategy Portfolio (Class 1) (previously Credit Suisse Trust - Commodity Return Strategy Portfolio (Class 1)) O’Connor Alternative Investments, LLC	1.05%[2]	15.36%	10.28%	5.59%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund Columbia Management Investment Advisers, LLC	0.86%[2]	4.47%	1.02%	8.66%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund Columbia Management Investment Advisers, LLC	1.01%[2]	12.76%	(1.00%)	4.31%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) Columbia Management Investment Advisers, LLC	0.84%[2]	13.91%	8.59%	9.59%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[2]	15.30%	12.44%	6.46%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	17.35%	13.89%	14.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 3) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)) Columbia Management Investment Advisers, LLC	0.84%	15.98%	13.90%	15.83%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.81%	14.49%	14.02%	13.45%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3) Columbia Management Investment Advisers, LLC	0.78%[2]	15.68%	11.74%	10.29%

10 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%	12.65%	1.47%	4.03%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 3) Columbia Management Investment Advisers, LLC	1.22%[2]	31.02%	(1.26%)	7.13%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 3) Columbia Management Investment Advisers, LLC	0.47%[2]	3.84%	2.88%	1.81%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.77%[2]	8.54%	4.03%	5.63%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 3) Columbia Management Investment Advisers, LLC	0.77%[2]	8.58%	3.76%	5.30%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.66%	9.04%	(0.54%)	2.65%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) Columbia Management Investment Advisers, LLC	0.38%[2]	17.43%	13.98%	14.35%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[2]	5.98%	(5.48%)	1.31%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.93%	38.03%	9.05%	7.69%

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 11

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Select Corporate Income Fund (Class 3) (previously Columbia Variable Portfolio - Corporate Bond Fund (Class 3)) Columbia Management Investment Advisers, LLC	0.60%[2]	7.74%	1.31%	2.05%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC	0.82%	28.10%	13.46%	12.44%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 3) Columbia Management Investment Advisers, LLC	0.96%[2]	14.98%	7.40%	12.03%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC	0.96%[2]	14.01%	11.03%	10.30%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 2) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.66%[2]	6.00%	1.90%	2.94%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC	0.98%[2]	6.44%	8.80%	8.11%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3) Columbia Management Investment Advisers, LLC	0.58%	9.06%	(0.19%)	1.79%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 3) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 3)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.75%[2]	3.88%	(1.65%)	1.82%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Large Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.70%	13.78%	10.47%	14.66%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	0.95%	2.12%	9.51%	10.57%

12 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B)[3] Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.31%	10.03%	4.88%	4.52%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund (Initial Class) Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.79%	21.24%	15.08%	15.49%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio (Service Class) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.57%	21.39%	15.99%	13.73%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Service Class) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.65%	11.66%	10.00%	10.48%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Service Class) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.82%	20.28%	6.51%	7.82%

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 13

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio (Service Class 2) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.88%	8.58%	2.79%	4.40%
Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Global Real Estate VIP Fund (Class 2) Franklin Templeton Institutional, LLC	1.25%[2]	7.93%	2.36%	3.03%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund (Class 2) Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) Franklin Mutual Advisers, LLC	0.91%[2]	7.65%	8.86%	9.81%
Seeks long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund (Institutional Shares) Goldman Sachs Asset Management, L.P.	0.81%[2]	9.39%	10.05%	10.02%
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares) Goldman Sachs Asset Management, L.P.	0.82%[2]	16.14%	10.47%	10.84%
Seeks long-term growth of capital and dividend income.	Goldman Sachs VIT U.S. Equity Insights Fund (Institutional Shares) Goldman Sachs Asset Management, L.P.	0.56%[2]	15.75%	13.81%	13.73%
Non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I Shares) Invesco Advisers, Inc.	0.85%	11.66%	10.35%	14.87%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares)[1] Invesco Advisers, Inc.	1.13%[2]	8.69%	2.27%	4.91%

14 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund (Series II Shares) Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund (Series I Shares) Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund (Series II Shares) Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II Shares) Invesco Advisers, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks total return	Invesco V.I. Global Strategic Income Fund (Series II Shares) Invesco Advisers, Inc.	1.20%[2]	12.75%	1.39%	2.76%
Seeks long-term growth of capital.	Invesco V.I. Health Care Fund (Series II Shares) Invesco Advisers, Inc.	1.24%	15.08%	3.54%	6.31%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II Shares) Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Service Shares) Janus Henderson Investors US LLC	0.87%	14.84%	8.21%	9.86%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Service Shares) Janus Henderson Investors US LLC	0.82%[2]	7.22%	(0.47%)	2.07%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio (Service Shares) Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)[1] Lazard Asset Management, LLC	1.05%[2]	15.72%	5.19%	5.93%

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 15

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth.	LVIP American Century International Fund (Standard Class II) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.95%[2]	15.98%	1.85%	6.42%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	1.01%[2]	8.83%	8.72%	8.96%
Seeks capital growth.	LVIP American Century Ultra® Fund (Service Class) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.90%[2]	12.67%	11.52%	17.00%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund (Standard Class II) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.71%[2]	16.02%	11.65%	10.23%
Seeks capital appreciation.	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) Massachusetts Financial Services Company	0.97%[2]	9.61%	9.74%	13.98%
Seeks capital appreciation.	MFS® New Discovery Series (Service Class) Massachusetts Financial Services Company	1.12%[2]	12.56%	(0.54%)	10.46%
Seeks total return.	MFS® Utilities Series (Service Class) Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class II Shares) Morgan Stanley Investment Management Inc.	1.05%[2]	12.44%	(5.46%)	14.04%
Seeks to provide total return.	Nomura VIP Asset Strategy Series (Service Class) (previously Macquarie VIP Asset Strategy Series (Service Class)) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, subadviser.	0.77%[2]	16.66%	7.07%	7.84%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Advisor Class)[3] Pacific Investment Management Company LLC (PIMCO)	2.23%[2]	14.19%	5.49%	6.67%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio (Advisor Class)[3] Pacific Investment Management Company LLC (PIMCO)	1.31%[2]	21.77%	6.94%	7.88%

16 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Pacific Investment Management Company LLC (PIMCO)	0.83%	8.78%	(0.08%)	2.26%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund (Class IB Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited, subadvisers.	0.88%	10.69%	10.34%	14.69%
Seeks long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of micro-cap companies, those that have a market capitalization not greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution.	Royce Capital Fund - Micro-Cap Portfolio (Investment Class) Royce & Associates, LP	1.22%	13.89%	9.17%	10.14%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2) Franklin Advisers, Inc.	0.75%[2]	15.73%	(0.96%)	(0.15%)
Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue VST Third Avenue Value Portfolio Third Avenue Management LLC	1.31%[2]	34.85%	17.68%	9.66%

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 17

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	164.43%	20.00%	20.89%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 4)[3] Columbia Management Investment Advisers, LLC	1.04%	17.63%	8.13%	9.06%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.89%[2]	10.21%	1.62%	3.53%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 4)[3] Columbia Management Investment Advisers, LLC	0.89%[2]	10.21%	1.64%	3.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%[2]	12.15%	4.73%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	9.59%	5.64%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	9.17%	1.15%	3.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.97%	11.02%	2.66%	4.53%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.01%	14.75%	5.83%	6.95%

18 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	12.87%	4.29%	5.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.96%	13.86%	4.91%	6.42%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 4)[3] Columbia Management Investment Advisers, LLC	0.96%	13.84%	4.92%	6.42%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.00%	15.71%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 4)[3] Columbia Management Investment Advisers, LLC	1.00%	15.68%	6.44%	7.71%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.94%	12.10%	3.18%	4.92%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 4)[3] Columbia Management Investment Advisers, LLC	0.94%	12.13%	3.19%	4.92%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.81%[2]	13.26%	13.18%	12.77%
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	0.97%[2]	7.21%	6.73%	7.20%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.96%	9.22%	3.53%	-

RiverSource Retirement Advisor Variable Annuity — Summary Prospectus 19

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	11.07%	7.36%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	10.10%	5.46%	-
Seeks to maximize total return. Under normal market conditions, the fund invest at least 80% of its assets in high yield bonds. Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).	Western Asset Variable Global High Yield Bond Portfolio (Class II) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	9.95%	2.34%	5.09%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.

Name	Term	Contract Issue Year	Guaranteed Minimum Interest Rate
Fixed Account	1 Year	All	3.00%

20 RiverSource Retirement Advisor Variable Annuity — Summary Prospectus

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The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9070_12_E01_(05/26)
Reports and other information about RiverSource Variable Account 10 are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000009760
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